SCHEDULE OF (LOSS) PROFIT BEFORE INCOME TAX (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Loss Profit Before Income Tax
Cost of revenue	$ 16,282,109	$ 23,071,638	$ 35,423,411
Depreciation expenses of:
- Property, plant and equipment	414,022	863,287	707,747
- Right-of-use assets	83,314	99,360	105,479
Amortization of intangible assets	954,598	950,624	904,315
(Reversal of) Provision for allowance for expected credit losses on trade receivables	(315,976)	253,459	73,537
Write-down of inventories, included in cost of revenue	1,060,259	1,933,391
Impairment loss recognized on property, plant and equipment	794,986	4,244,688
Impairment loss recognized on intangible assets	3,643,422
Auditor’s remuneration	210,068	204,246	212,268
Employee benefits expenses (including directors’ remuneration):
- Salaries and allowances	2,770,822	3,375,361	3,877,068
- Pension scheme contribution	$ 189,713	$ 264,116	$ 396,232